DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2012
Document Type	S-1
Amendment Flag	true
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	ATOSSA GENETICS INC
Entity Central Index Key	0001488039
Entity Filer Category	Smaller Reporting Company
Amendment Description	This Amendment No. 1 on Form S-1/A amends the Registration Statement on Form S-1, No. 333-186248, of Atossa Genetics Inc., originally filed with the Securities and Exchange Commission on January 28, 2013. Pursuant to Rule 406T of Regulation S-T, the Interactive Data Files attached as Exhibit 101 hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, and otherwise are not subject to liability under those Sections.